The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

May 4, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:    The STAAR Investment Trust

File Nos.

333-08685

811-09152

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective May 1, 2012 do not differ from those filed in the Post-Effective Amendment No. 27, which was filed electronically April 27, 2012.

Sincerely,

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer